Financial instruments - Analysis of Financial Instruments Measured at Fair Value (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Beginning balance	£ 1,310.3	£ 1,158.7
Derivative assets	3.1	23.0
Derivative liabilities	6.8	5.9
Payments due to vendors (earnout agreements) (note 19)	630.7	976.5	£ 581.3
Liabilities in respect of put options	(258.1)	(297.0)
Ending balance	1,153.5	1,310.3
Derivatives in designated hedge relationships [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	2.1	20.0
Derivative liabilities	3.3	3.0
Held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1.0	3.0
Derivative liabilities	3.5	2.9
Payments due to vendors (earnout agreements) (note 19)	630.7	976.5
Liabilities in respect of put options	(258.1)	(297.0)
Available for sale [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	1,310.3
Ending balance	1,153.5	1,310.3
At Fair Value [member] | Level 1 [member] | Available for sale [member] | Other Investments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	429.3
Ending balance	333.2	429.3
At Fair Value [member] | Level 2 [member] | Derivatives in designated hedge relationships [member] | Derivatives Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(3.3)	(3.0)
At Fair Value [member] | Level 2 [member] | Derivatives in designated hedge relationships [member] | Derivatives Assets [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	2.1	20.0
At Fair Value [member] | Level 2 [member] | Held for trading [member] | Derivatives Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	3.5	2.9
At Fair Value [member] | Level 2 [member] | Held for trading [member] | Derivatives Assets [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1.0	3.0
At Fair Value [member] | Level 3 [member] | Held for trading [member] | Trade And Other Payables To Trade Suppliers [member]
Disclosure of detailed information about financial instruments [line items]
Payments due to vendors (earnout agreements) (note 19)	(630.7)	(976.5)
At Fair Value [member] | Level 3 [member] | Held for trading [member] | Liabilities in Respect of Put Options [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities in respect of put options	(258.1)	(297.0)
Beginning balance	(297.0)	(234.4)
Gains/(losses) recognised in the income statement	52.5	(17.2)
Exchange adjustments	7.5	(47.4)
Additions	(40.5)	(42.9)
Cancellations	2.9
Settlements	16.5	44.9
Ending balance	(258.1)	(297.0)
At Fair Value [member] | Level 3 [member] | Available for sale [member] | Other Investments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	881.0	847.3
Gains/(losses) recognised in the income statement	(13.8)	(1.6)
Gains/(losses) recognised in other comprehensive income	15.1	(105.6)
Exchange adjustments	(70.9)	112.9
Additions	67.7	105.7
Disposals	(1.7)	(3.4)
Reclassifications from other investments to interests in associates	(57.1)	(74.3)
Ending balance	£ 820.3	£ 881.0